Assets pledged, collateral received and assets transferred - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost to banks and customers	£ 146,201	£ 155,204
Asset backed funding programmes
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost to banks and customers	£ 2,700	£ 2,700